Document and Entity Information	Mar. 28, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001930054
Document Type	8-K
Document Period End Date	Mar. 28, 2025
Entity Registrant Name	Blackstone Private Equity Strategies Fund L.P.
Entity Incorporation State Country Code	DE
Entity File Number	000-56446
Entity Tax Identification Number	88-1872156
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false